Parent Only Financial Information (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Yingli Green Energy (Parent Company) USD ($)	Dec. 31, 2013 Yingli Green Energy (Parent Company) CNY	Dec. 31, 2012 Yingli Green Energy (Parent Company) CNY	Dec. 31, 2011 Yingli Green Energy (Parent Company) CNY
Condensed Statements of Comprehensive Loss
Selling expenses	$ 175,804	1,064,263	893,332	818,022	$ 31,608	191,343	131,577	128,075
General and administrative expenses	122,433	741,168	804,587	602,728	3,004	18,187	40,068	68,282
Research and development expenses	47,666	288,558	187,538	284,909	502	3,041	9,120	4,147
Total operating expenses	425,729	2,577,236	2,154,515	5,144,747	35,114	212,571	180,765	200,504
Equity in losses of subsidiaries	198	1,197	507	(9,557)	(284,842)	(1,724,346)	(2,867,279)	(2,952,999)
Interest expense	(160,496)	(971,597)	(897,124)	(626,737)	(701)	(4,244)	(14,967)	(76,176)
Interest income	5,182	31,372	46,446	28,852	1	4	35	193
Foreign currency exchange gain (losses)	(5,324)	(32,230)	(78,599)	(190,475)	(580)	(3,511)	(1,436)	5,297
Other income	10,864	65,767	54,457	41,593	41	243		15,278
Loss before income taxes	(334,319)	(2,023,873)	(3,397,629)	(3,399,190)	(321,195)	(1,944,425)	(3,064,412)	(3,208,911)
Net loss attributable to Yingli Green Energy	(321,195)	(1,944,425)	(3,064,412)	(3,208,911)	(321,195)	(1,944,425)	(3,064,412)	(3,208,911)
Foreign currency exchange translation adjustment, net of nil tax	8,109	49,089	115,598	70,166	8,850	53,575	96,872	79,247
Cash flow hedging derivatives, net of nil tax	(177)	(1,070)	1,513	556	(177)	(1,070)	1,513	569
Comprehensive loss attributable to Yingli Green Energy	$ (312,522)	(1,891,920)	(2,966,027)	(3,129,095)	$ (312,522)	(1,891,920)	(2,966,027)	(3,129,095)